Leases - Summary of Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities, Operating cash flows from operating leases	¥ 72,698	¥ 85,717
Noncash changes in right-of-use assets from new lease obligations and lease modification: Operating leases	¥ (24,720)	¥ 126,099
Operating leases, Weighted average remaining lease term	12 years	12 years 2 months 12 days
Operating leases, Weighted average discount rate	7.40%	6.70%